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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07242
                                   ----------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     3555 Lear Way                  Medford, Oregon                 97504
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)

                                 Erich M. Patten

    Cutler Investment Counsel, LLC     3555 Lear Way     Medford, Oregon 97504
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000
                                                     ----------------------

Date of fiscal year end:        June 30, 2006
                          ---------------------------------------

Date of reporting period:       September 30, 2005
                          ---------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

CUTLER VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
  SHARES     COMMON STOCKS -- 97.5%                                   VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY -- 6.7%
     39,770  McDonald's Corp.                                      $ 1,331,897
     29,400  McGraw-Hill Cos., Inc. (The)                            1,412,376
                                                                   -----------
                                                                     2,744,273
                                                                   -----------
             CONSUMER STAPLES -- 11.4%
     19,140  Kimberly-Clark Corp.                                    1,139,404
     22,430  PepsiCo, Inc.                                           1,272,005
     20,900  Procter & Gamble Co. (The)                              1,242,714
     32,600  Sysco Corp.                                             1,022,662
                                                                   -----------
                                                                     4,676,785
                                                                   -----------
             ENERGY -- 11.7%
     25,050  Chevron Corp.                                           1,621,487
     23,220  ConocoPhillips                                          1,623,310
     24,060  Exxon Mobil Corp.                                       1,528,772
                                                                   -----------
                                                                     4,773,569
                                                                   -----------
             FINANCIALS -- 15.7%
     26,850  Citigroup, Inc.                                         1,222,212
     34,550  JPMorgan Chase & Co.                                    1,172,282
     29,950  Lincoln National Corp.                                  1,557,999
     46,300  U.S. Bancorp                                            1,300,104
     19,800  Wells Fargo & Co.                                       1,159,686
                                                                   -----------
                                                                     6,412,283
                                                                   -----------
             HEALTHCARE -- 9.0%
     56,550  Bristol-Myers Squibb Co.                                1,360,593
     19,100  Johnson & Johnson                                       1,208,648
     45,000  Pfizer, Inc.                                            1,123,650
                                                                   -----------
                                                                     3,692,891
                                                                   -----------
             INDUSTRIALS -- 17.5%
     15,050  3M Co.                                                  1,104,068
     21,210  Caterpillar, Inc.                                       1,246,088
     18,950  Emerson Electric Co.                                    1,360,610
     33,150  General Electric Co.                                    1,116,160
     26,700  Pitney Bowes, Inc.                                      1,114,458
     23,700  United Technologies Corp.                               1,228,608
                                                                   -----------
                                                                     7,169,992
                                                                   -----------
             INFORMATION TECHNOLOGY -- 7.1%
     57,070  Hewlett-Packard Co.                                     1,666,444
     50,130  Intel Corp.                                             1,235,705
                                                                   -----------
                                                                     2,902,149
                                                                   -----------

CUTLER VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES    COMMON STOCKS -- 97.5% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

             MATERIALS -- 5.1%
     43,020  Alcoa, Inc.                                           $ 1,050,548
     25,240  Dow Chemical Co. (The)                                  1,051,751
                                                                   -----------
                                                                     2,102,299
                                                                   -----------
             TELECOMMUNICATIONS SERVICES -- 2.9%
     49,970  SBC Communications, Inc.                                1,197,781
                                                                   -----------

             UTILITIES -- 10.4%
     28,150  Exelon Corp.                                            1,504,336
     48,740  National Fuel Gas Co.                                   1,666,908
     27,900  Peoples Energy Corp.                                    1,098,702
                                                                   -----------
                                                                     4,269,946
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $33,857,653)                $39,941,968
                                                                   -----------

================================================================================
  SHARES     MONEY MARKET FUNDS -- 2.4%                               VALUE
--------------------------------------------------------------------------------

    998,969  First American Treasury Obligation Fund -
               Class Y (Cost $998,969)                             $   998,969
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
               (Cost $34,856,622)                                  $40,940,937

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%              35,448
                                                                   -----------

             NET ASSETS -- 100.0%                                  $40,976,385
                                                                   ===========


See accompanying notes to schedule of investments.

CUTLER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)



1. SECURITIES VALUATION

The Cutler Value Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m Eastern time). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2005:



            Cost of portfolio investments            $     35,079,794
                                                       ==============

            Gross unrealized appreciation            $      8,389,479

            Gross unrealized depreciation                  (2,528,336)
                                                       --------------

            Net unrealized appreciation              $      5,861,143
                                                       ==============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Cutler Trust
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Erich M. Patten
                           ------------------------------------------------
                           Erich M. Patten, President

Date     November 1, 2005
      -----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Erich M. Patten
                           ------------------------------------------------
                           Erich M. Patten, President

Date     November 1, 2005
      -----------------------------------




By (Signature and Title)*    /s/ Matthew C. Patten
                           -------------------------------------------
                           Matthew C. Patten, Treasurer

Date     November 1, 2005
      -----------------------------------



* Print the name and title of each signing officer under his or her signature.